LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	May 26, 2023	Jan. 01, 2023	Mar. 25, 2022
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 685,000		$ 780,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	300,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 1,000,000
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Long-term debt (note 12)	$ 300,000	$ 300,000	$ 300,000	$ 300,000
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Term of debt		1 year